Short-term debt and short-term debt from related parties (Details) € in Thousands, $ in Thousands	Sep. 30, 2019 EUR (€)	Jul. 31, 2019 EUR (€)	Jul. 30, 2019 USD ($)	Dec. 31, 2018 EUR (€)
Long-term Debt and Capital Lease Obligations
Short-term debt	€ 1,565,779			€ 1,205,294
Short-term debt from related parties	357,900			188,900
Short-term debt and short-term debt from related parties	1,923,679			1,394,194
Commercial paper borrowing limit	1,000,000
Remaining borrowing capacity	1,000,000			1,000,000
Offset amount	457,487			122,256
Commercial paper program
Long-term Debt and Capital Lease Obligations
Short-term debt	999,878			999,873
Borrowings under lines of credit
Long-term Debt and Capital Lease Obligations
Short-term debt	565,828			204,491
Amended and restated unsecured loan agreement
Long-term Debt and Capital Lease Obligations
Short term borrowing from related party		€ 600,000	$ 400,000
Other
Long-term Debt and Capital Lease Obligations
Short-term debt	€ 73			€ 930